Document And Entity Information	Jul. 13, 2023
Document Information Line Items
Entity Registrant Name	COYNI, INC.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000768216
Document Period End Date	Jul. 13, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV
Entity File Number	000-22711
Entity Tax Identification Number	76-0640970
Entity Address, Address Line One	5 Independence Way, Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	514-5136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE